GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL.
GOODWILL

5.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows:

	As of December 31,
	RMB	US$
Balance at December 31, 2022	148,657,971	20,938,037
Goodwill impaired	(148,657,971)	(20,938,037)
Balance at December 31, 2023	—	—